Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Prepayments And Other Current Assets
Prepaid service fees	$ 1,000,744	$ 1,136,769
Total	$ 1,000,744	$ 1,136,769